CONSOLIDATED STATEMENTS OF INCOME (Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
INTEREST INCOME
Interest and fees on loans	$ 3,510	$ 3,857	$ 6,978	$ 7,581
Interest and dividends on securities	1,210	1,168	2,358	2,303
Federal funds sold	12	14	30	24
Other	6	11	7	15
Total interest income	4,738	5,050	9,373	9,923
INTEREST EXPENSE
Interest on deposits	560	826	1,164	1,688
Interest on borrowings	257	274	432	463
Total interest expense	817	1,100	1,596	2,151
Net Interest Income	3,921	3,950	7,777	7,772
Provision for loan losses	1,076	576	1,506	852
Net interest income after provision for loan losses	2,845	3,374	6,271	6,920
OTHER INCOME
Service charges on deposit accounts	1,023	1,105	1,994	2,149
Trust Department income	209	209	433	440
Securities net gain	245	5	245	5
Other income	436	252	835	471
Total other income	1,913	1,571	3,507	3,065
OTHER EXPENSES
Salaries and employee benefits	2,599	2,164	5,118	4,787
Occupancy expense	586	617	1,149	1,220
Other operating expense	1,075	1,223	2,421	2,411
Total other expenses	4,260	4,004	8,688	8,418
INCOME BEFORE PROVISION FOR INCOME TAXES	498	941	1,090	1,567
PROVISION (BENEFIT) FOR INCOME TAXES	31	197	(5)	208
NET INCOME	467	744	1,095	1,359
Preferred Dividends	(152)	(280)	(319)	(569)
NET INCOME APPLICABLE TO COMMON SHAREHOLDERS	$ 315	$ 464	$ 776	$ 790
BASIC NET INCOME PER COMMON SHARE (in dollars per share)	$ 0.11	$ 0.16	$ 0.27	$ 0.27